FINANCIAL INCOME AND EXPENSES (Tables)	12 Months Ended
Dec. 31, 2025
Financial Income And Expenses [Abstract]
Disclosure of finance cost and finance income

	Year ended 31 December
CHF in millions	2025	2024	2023
Finance income:
Interest income	3.5	8.1	3.0
Dividend income	—	—	—
Realised and unrealised gains on derivative instruments	—	249.6	—
Foreign currency transaction gains	420.2	—	568.6
Gains due to changes in fair values of certain investments and debt, net	—	—	3.1
Other financial income	2.1	—	—
Total	425.8	257.7	574.7
Finance expenses:
Interest expense	(313.3)	(432.9)	(431.1)
Realised and unrealised losses on derivative instruments	(290.1)	—	(524.5)
Foreign currency transaction losses	—	(295.2)	—
Losses on debt modification and extinguishment	(29.2)	(4.0)	(0.1)
Losses due to changes in fair values of certain investments and debt, net	(21.0)	(6.1)	—
Other financial expense	(2.7)	(4.4)	(1.5)
Total	(656.3)	(742.6)	(957.2)